STATEMENT OF CASH FLOWS - Schedule of liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	$ 6,936,188	$ 6,781,880	$ 10,396,482
Obtainment Capital	1,750,060	0	7,217,900
Payment Capital	(2,348,580)	(567,363)	(8,891,330)
Payment Interests	(717,634)	(594,234)	(521,716)
Payment Other flow	(10,870)
Payment Legal advices related to debt/ Transaction cost		0	(87,993)
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11	(297,161)	0	(2,673,256)
Non Cash-Flow Movements, Interest accrued and others	1,541,287	1,630,517	1,203,560
Non Cash-Flow Movements, Reclassifications		(314,612)	138,233
Ending Balance	7,150,451	6,936,188	6,781,880
Amounts raised from long-term loans	1,750,060	0	2,361,875
Amounts raised from short-term loans	0	0	4,856,025
Repayment of loans	2,004,542	342,005	8,759,413
Payments of lease liabilities	344,038	225,358	131,917
Loans to exporters
Financing Activities, Cash Flow [Roll Forward]
Beginning balance		0	159,161
Obtainment Capital			0
Payment Capital			0
Payment Interests			0
Payment Legal advices related to debt/ Transaction cost			0
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11			(161,975)
Non Cash-Flow Movements, Interest accrued and others			2,814
Non Cash-Flow Movements, Reclassifications			0
Ending Balance			0
Bank loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	1,029,434	1,385,995	521,838
Obtainment Capital	0	0	982,425
Payment Capital	(1,089,000)	(81,952)	(36,466)
Payment Interests	(167,026)	(153,791)	(10,420)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	0
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(196,619)
Non Cash-Flow Movements, Interest accrued and others	226,592	189,272	128,077
Non Cash-Flow Movements, Reclassifications		(310,090)	(2,840)
Ending Balance	0	1,029,434	1,385,995
Guaranteed obligations
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	303,922	325,061	510,535
Obtainment Capital	99,000	0	0
Payment Capital	(28,938)	(19,726)	(18,136)
Payment Interests	(19,908)	(20,309)	(13,253)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	(25)
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	0
Non Cash-Flow Movements, Interest accrued and others	19,967	20,686	13,882
Non Cash-Flow Movements, Reclassifications		(1,790)	(167,942)
Ending Balance	374,043	303,922	325,061
Other guaranteed obligations
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	430,350	474,304	2,725,422
Obtainment Capital	272,112	0	3,658,690
Payment Capital	(330,870)	(56,519)	(5,408,540)
Payment Interests	(39,066)	(42,283)	(391,639)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	(91,247)
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(381,018)
Non Cash-Flow Movements, Interest accrued and others	42,225	43,037	339,475
Non Cash-Flow Movements, Reclassifications		11,811	23,161
Ending Balance	374,751	430,350	474,304
Obligation with the public
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	1,302,838	1,289,799	2,253,198
Obtainment Capital	1,378,948	0	1,109,750
Payment Capital	(450,000)	0	(1,501,739)
Payment Interests	(156,862)	(155,655)	(17,499)
Payment Other flow	(10,870)
Payment Legal advices related to debt/ Transaction cost		0	0
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(843,950)
Non Cash-Flow Movements, Interest accrued and others	175,249	168,694	148,703
Non Cash-Flow Movements, Reclassifications		0	141,336
Ending Balance	2,239,303	1,302,838	1,289,799
Financial leases
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	901,546	1,088,239	1,189,182
Obtainment Capital	0	0	0
Payment Capital	(105,734)	(183,374)	(270,734)
Payment Interests	(46,596)	(48,272)	(34,201)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	0
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(37,630)
Non Cash-Flow Movements, Interest accrued and others	50,557	58,076	37,211
Non Cash-Flow Movements, Reclassifications		(13,123)	204,411
Ending Balance	799,773	901,546	1,088,239
Other loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	104	2,028	76,508
Obtainment Capital	0	0	1,467,035
Payment Capital	0	(434)	(1,523,798)
Payment Interests	0	0	(5,628)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	3,281
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(56,176)
Non Cash-Flow Movements, Interest accrued and others	(104)	(70)	40,806
Non Cash-Flow Movements, Reclassifications		(1,420)	0
Ending Balance	0	104	2,028
Lease liability
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	2,967,994	2,216,454	2,960,638
Obtainment Capital	0	0	0
Payment Capital	(344,038)	(225,358)	(131,917)
Payment Interests	(288,176)	(173,924)	(49,076)
Payment Other flow	0
Payment Legal advices related to debt/ Transaction cost		0	(2)
Non Cash-Flow Movements, Extinguishment of debt under Chapter 11		0	(995,888)
Non Cash-Flow Movements, Interest accrued and others	1,026,801	1,150,822	492,592
Non Cash-Flow Movements, Reclassifications		0	(59,893)
Ending Balance	$ 3,362,581	$ 2,967,994	$ 2,216,454